                                 UNITED STATES                 FILE NO. 33-47287
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549             FILE NO. 811-6637

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              | |
                                ------

    Post Effective Amendment No.   23                                        |X|
                                 ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


    Amendment No.   24                                                       |X|
                  ------

                               THE BRINSON FUNDS
                               =================
              (Exact name of Registrant as Specified in Charter)

209 South LaSalle Street
Chicago, Illinois                                                     60604-1295
-----------------                                                     ----------
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code                  312-220-7100
                                                                    ------------

                               The Brinson Funds
                           209 South LaSalle Street
                         Chicago, Illinois 60604-1295
                         ----------------------------
                    (Name and Address of Agent for Service)

COPIES TO:                    Bruce G. Leto, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

| |  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

|X|  ON DECEMBER 10, 1998, PURSUANT TO PARAGRAPH (b)

| |  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

| |  ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
        ------

| |  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

| |  ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
        ------

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|X| THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

================================================================================

                                               THE BRINSON FUNDS
                                  Cross Reference Sheet Pursuant to Rule 481b

FORM N-1A ITEM                                           CAPTION IN PROSPECTUSES
                                                         -----------------------

     PART A  INFORMATION REQUIRED IN A PROSPECTUS
     ------  ------------------------------------
The Registrant has filed the information required in the prospectus in the Post-Effective Amendment No. 22 to its Registration
Statement on Form N-1A on September 18, 1998, (accession number 0000950131-98-005255) and is hereby incorporated by reference. The
Registrant has not amended its prospectus.
     1.      Cover Page                                    Cover Page

     2.      Synopsis                                      Annual Fund Operating Expenses

     3.      Condensed Financial Information               Financial Highlights

     4.      General Description of Registrant             Description of the Funds; Investment Objectives and Policies;
                                                           Investment Considerations and Risks; Appendix A

     5.      Management of the Fund                        Management of the Trust-Portfolio Management; Administration of the
                                                           Trust; General Information

     5A.     Management's Discussion of                    (Included in Annual Report to Shareholders)
             Fund Performance

     6.      Capital Stock and Other Securities            General Information; Dividends, Distributions, and Taxes;

     7.      Purchase of Securities Being Offered          Purchase of Shares; Account Options; Exchange of Shares; Distribution
                                                           Plan;* Net Asset Value

     8.      Redemption or Repurchase                      Redemption of Shares

     9.      Legal Proceedings                             Not Applicable

     PART B  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     ------  -------------------------------------------------------------
The Registrant has filed the information required in the statement of additional information in the Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A on September 18, 1998, (accession number 0000950131-98-005255) and is hereby incorporated by reference. The Registrant has not amended its statement of additional information.

     10.     Cover Page                                    Cover Page

     11.     Table of Contents                             Table of Contents

     12.     General Information and History               Not Applicable

     13.     Investment Objectives and Policies            Investment Strategies; Investment Restrictions; Portfolio
                                                           Transactions and Brokerage Commissions

     14.     Management of the Registrant                  Management of the Trust; Trustees and Officers; and Compensation Table

     15.     Control Persons and Principal Holders of      Control Persons and Principal Holders of Securities
               Securities

     16.     Investment Advisory and Other Services        Investment Advisory and Other Services

     17.     Brokerage Allocation and Other Practices      Portfolio Transactions and Brokerage Commissions
==================================================================================================================

-------------------
*This caption and section is not included in prospectus for the Brinson
Funds-Class I shares.
                                                                                                            PAGE 2


     18.     Capital Stock and Other Securities            Shares of Beneficial Interest

     19.     Purchase, Redemption and Pricing of           Purchases; Redemptions
             Securities Being Offered

     20.     Tax Status                                    Redemptions-Taxation

     21.     Underwriters                                  Investment Advisory and Other Services-Underwriter

     22.     Calculations of Performance Data              Performance Calculations

     23.     Financial Statements                          Financial Statements

     PART C  OTHER INFORMATION
     ------  -----------------

             Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
             Statement.

================================================================================

                               THE BRINSON FUNDS
                                   FORM N-1A


                               EXPLANATORY NOTE


THE PURPOSE OF THIS FILING IS SOLELY TO DESIGNATE A NEW EFFECTIVE DATE FOR POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRATION STATEMENT ON FORM N-1A OF THE REGISTRANT. THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUNDS SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

PART C.  OTHER INFORMATION


ITEM 22.  FINANCIAL STATEMENTS AND EXHIBITS.
          ----------------------------------

          (a)  Financial Statements.

               Included in Part A: Financial Highlights for the year ended June 30, 1998 and previous years.

               BRINSON GLOBAL FUND--CLASS I, BRINSON GLOBAL EQUITY FUND--CLASS I, BRINSON GLOBAL BOND FUND--CLASS I, BRINSON U.S. EQUITY FUND-- CLASS I, BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND--CLASS I, BRINSON U.S. BALANCED FUND--CLASS I, BRINSON U.S. BOND FUND-- CLASS I, AND BRINSON GLOBAL (EX-U.S.) EQUITY FUND--CLASS I (FORMERLY KNOWN AS BRINSON NON-U.S. EQUITY FUND--CLASS I.)

               UBS INVESTMENT FUND--GLOBAL (F/K/A SWISSKEY GLOBAL FUND), UBS INVESTMENT FUND--GLOBAL EQUITY (F/K/A SWISSKEY GLOBAL EQUITY
               FUND), UBS INVESTMENT FUND--GLOBAL BOND (F/K/A SWISSKEY GLOBAL BOND FUND), UBS INVESTMENT FUND--U.S. BALANCED (F/K/A SWISSKEY U.S. BALANCED FUND), UBS INVESTMENT FUND--U.S. EQUITY (F/K/A SWISSKEY U.S. EQUITY FUND), UBS INVESTMENT FUND--U.S. LARGE CAPITALIZATION EQUITY (F/K/A SWISSKEY U.S. LARGE CAPITALIZATION EQUITY FUND), UBS INVESTMENT FUND--U.S. BOND (F/K/A SWISSKEY U.S. BOND FUND) AND UBS INVESTMENT FUND--GLOBAL (EX-U.S.) EQUITY (F/K/A SWISSKEY NON-U.S. EQUITY FUND).

               BRINSON GLOBAL FUND--CLASS N, BRINSON GLOBAL EQUITY FUND--CLASS N, BRINSON GLOBAL BOND FUND--CLASS N, BRINSON U.S. BALANCED FUND--CLASS N, BRINSON U.S. EQUITY FUND--CLASS N, BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND--CLASS N, BRINSON U.S. BOND FUND--CLASS N AND BRINSON GLOBAL (EX-U.S.) EQUITY FUND--CLASS N (FORMERLY KNOWN AS BRINSON NON-U.S. EQUITY FUND--CLASS N).*

               Financial Highlights for the year ended December 31, 1997 and the six months ended June 30, 1998.

               UBS Large Cap Growth Fund, UBS Small Cap Fund, UBS High Yield Bond Fund.

               * The Brinson Fund-Class N Shares commenced operations on June 30, 1997.

          (b)  Annual Report

               Included in Part B:

               GLOBAL FUND
               -----------
               (1)      Report of Independent Auditors/1/;

               (2)      Schedule of Investments as of June 30, 1998
                        (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4)      Statement of Operations for the year ended June 30, 1998

                        (audited)/1/;

               (5) Statements of Changes in Net Assets for the two years ended June 30, 1998, and June 30, 1997 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I Shares for the five years ended June 30, 1998, June 30, 1997, June 30, 1996, June 30, 1995 and June 30, 1994,
                        and for the period August 31, 1992 (commencement of operations) to June 30, 1993 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for the two years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited)/1/;

               (7)      Notes to Financial Statements dated June 30, 1998
                        (audited)/1/.


               GLOBAL EQUITY FUND
               -------------------
               (1)      Report of Independent Auditors/1/;

               (2)      Schedule of Investments as of June 30, 1998
                        (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the year ended June 30, 1998 (audited)/1/;

               (5) Statements of Changes in Net Assets for the two years ended June 30, 1998, June 30, 1997 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I Shares for the four years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period January 28, 1994 (commencement of operations) to June 30, 1994 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for the two years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited)/1/;

               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.


               GLOBAL BOND FUND
               -----------------
               (1)     Report of Independent Auditors/1/;

               (2)     Schedule of Investments as of June 30, 1998 (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the year ended June 30, 1998 (audited)/1/;

               (5) Statements of Changes in Net Assets for the two years ended June 30, 1998 and June 30, 1997 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I shares for the four years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period July 30, 1993 (commencement of operations) to June 30, 1994 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for the two years ended June 30, 1998, June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited)/1/;

               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.



               U.S. BALANCED FUND
               -------------------
               (1)     Report of Independent Auditors/1/;

               (2)     Schedule of Investments as of June 30, 1998 (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the year ended June 30, 1998 (audited)/1/;

               (5) Statement of Changes in Net Assets for the two years ended June 30, 1998 and June 30, 1997 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I Shares for three years ended June 30, 1998, June 30, 1997 and June 30, 1996, and for the period December 30, 1994 (commencement of operations) to June 30, 1995 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998, (audited)/1/; and for the SwissKey Fund Class Shares for the two years ended June 30, 1998, June 30, 1997 and for the period July 31, 1995 to June 30, 1996 (audited)/1/;

               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.



               U.S. EQUITY FUND
               -----------------
               (1)     Report of Independent Auditors/1/;

               (2)     Schedule of Investments as of June 30, 1998 (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the year ended June 30, 1998 (audited) /1/;

               (5) Statements of Changes in Net Assets for the two years ended June 30, 1998 and June 30, 1997 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I Shares for the four years ended June 30, 1998, June 30, 1997, June 30, 1996 and June 30, 1995 and for the period February 22, 1994 (commencement of operations) to June 30, 1994 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for two years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) to June 30, 1996 (audited)/1/;

               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.


               U.S. LARGE CAPITALIZATION EQUITY FUND
               -------------------------------------

               (1)     Report of Independent Accountants/1/;

               (2)     Schedule of Investments as of June 30, 1998
                       (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited)/1/;

               (5) Statement of Changes in Net Assets for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I Shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited)/1/; Brinson Fund--Class N Shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited)/1/;

               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.

                U.S. BOND FUND
                ---------------

               (1)     Report of Independent Auditors/1/;

               (2)     Schedule of Investments as of June 30, 1998
                       (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the year ended June 30, 1998 (audited)/1/;

               (5) Statement of Changes in Net Assets for the two years ended June 30, 1998 and June 30, 1997 (audited)/1/;

               (6) Financial Highlights for Brinson Fund--Class I Shares for the two years ended June 30, 1998 and June 30, 1997 and for the period August 31, 1995 (commencement of operations) to June 30, 1996 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for the two years ended June 30, 1998 and June 30, 1997 and for the period August 31, 1995 (commencement of operations) to June 30, 1996 (audited)/1/;

               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.

               GLOBAL (EX-U.S.) EQUITY FUND (formerly Non-U.S. Equity Fund)
               ------------------------------------------------------------
               (1)     Report of Independent Auditors/1/;

               (2)     Schedule of Investments as of June 30, 1998 (audited)/1/;

               (3) Statement of Assets and Liabilities at June 30, 1998 (audited)/1/;

               (4) Statement of Operations for the year ended June 30, 1998 (audited)/1/;

               (5) Statements of Changes in Net Assets for the two years ended June 30, 1998 and June 30, 1997 (audited)/1/;

               (6) Financial Highlights for the Brinson Fund--Class I Shares for the four years ended June 30, 1998 and June 30, 1997, June 30, 1996, June 30, 1995 and for the period August 31, 1993 (commencement of operations) to June 30, 1994 (audited)/1/; and for the Brinson Fund--Class N Shares for the year ended June 30, 1998 (audited)/1/; and for the SwissKey Fund Class Shares for the two years ended June 30, 1998 and June 30, 1997 and for the period July 31, 1995 (commencement of operations) June 30, 1996 (audited)/1/;


               (7)     Notes to Financial Statements dated June 30, 1998
                       (audited)/1/.


               UBS LARGE CAP GROWTH FUND
               -------------------------

               (1)     Report of Independent Accountants/2/;

               (2)     Schedule of Investments as of December 31, 1997
                       (audited)/2/;

               (3) Statement of Assets and Liabilities at December 31, 1997 (audited)/2/;

               (4) Statement of Operations for the period October 14, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (5) Statement of Changes in Net Assets for the period October 14, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (6) Financial Highlights for the period October 14, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (7) Notes to Financial Statements dated December 31, 1997 (audited)/2/.

               UBS SMALL CAP FUND
               ------------------

               (1)     Report of Independent Accountants/2/;

               (2)     Schedule of Investments as of December 31, 1997
                       (audited)/2/;

               (3) Statement of Assets and Liabilities at December 31, 1997 (audited)/2/;

               (4) Statement of Operations for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (5) Statement of Changes in Net Assets for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (6) Financial Highlights for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (7) Notes to Financial Statements dated December 31, 1997 (audited)/2/.

               UBS HIGH YIELD BOND FUND
               ------------------------

               (1)     Report of Independent Accountants/2/;

               (2)     Schedule of Investments as of December 31, 1997
                       (audited)/2/;

               (3) Statement of Assets and Liabilities at December 31, 1997 (audited)/2/;

               (4) Statement of Operations for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (5) Statement of Changes in Net Assets for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (6) Financial Highlights for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited)/2/;

               (7) Notes to Financial Statements dated December 31, 1997 (audited)/2/.

     (c)     Semi-Annual Report


               UBS LARGE CAP GROWTH FUND
               -------------------------

               (1)     Schedule of Investments as of June 30, 1998
                       (unaudited)/3/;

               (2) Statement of Assets and Liabilities at June 30, 1998 (unaudited)/3/;

               (3) Statement of Operations for the six months ended June 30, 1998 (unaudited)/3/;

               (4) Statement of Changes in Net Assets for six months ended June 30, 1998 (unaudited)/3/;

               (5) Financial Highlights for the six months ended June 30, 1998 (unaudited)/3/;

               (6) Notes to Financial Statements dated June 30, 1998 (unaudited)/3/.

               UBS SMALL CAP FUND
               ------------------

               (1)     Schedule of Investments as of June 30, 1998
                       (unaudited)/3/;

               (2) Statement of Assets and Liabilities at June 30, 1998 (unaudited)/3/;

               (3) Statement of Operations for the six months ended June 30, 1998 (unaudited)/3/;

               (4) Statement of Changes in Net Assets for six months ended June 30, 1998 (unaudited)/3/;

               (5) Financial Highlights for the six months ended June 30, 1998 (unaudited)/3/;

               (6) Notes to Financial Statements dated June 30, 1998 (unaudited)/3/.


               UBS HIGH YIELD BOND FUND
               ------------------------

               (1)     Schedule of Investments as of June 30, 1998
                       (unaudited)/3/;

               (2) Statement of Assets and Liabilities at June 30, 1998 (unaudited)/3/;

               (3) Statement of Operations for the six months ended June 30, 1998 (unaudited)/3/;

               (4) Statement of Changes in Net Assets for six months ended June 30, 1998 (unaudited)/3/;

               (5) Financial Highlights for the six months ended June 30, 1998 (unaudited)/3/;

               (6) Notes to Financial Statements dated June 30, 1998 (unaudited)/3/.


     /1/ Incorporated by reference to the Trust's Financial Statements in the Annual Report to Shareholders dated June 30, 1998 and filed electronically with the Securities and Exchange Commission (the "Commission") on September 9, 1998 (Accession No.
          0000950131-98-005115).

     /2/ Incorporated by reference to the Financial Statements relating to the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund in the Annual Reports to Shareholders each dated December 31, 1997 and filed electronically with the Commission on March 3, 1998 (Accession Nos. 0000950117-98-000477, 0000950117-98-000472 and
          000950117-98-000479, respectively).

     /3/ Incorporated by reference to the Financial Statements relating to the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund into the Semi-Annual Reports to Shareholders each dated June 30, 1998 and filed electronically with the Commission on August 27, 1998 (Accession Nos. 0000950117-98-001633, 00009500117-98-001632 and
          0000950117-98-001630, respectively)


     (b)  Exhibits:

               Exhibits filed pursuant to Form N-1A:

     (a)  Articles of Incorporation.

               (1) Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (2) Agreement and Declaration of Trust dated August 19, 1993, as amended through August 24, 1998, of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (3) Certificates of the Secretary of the Registrant dated April 14, 1998 are incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (b)  By-Laws.

                    By-Laws of The Brinson Funds dated August 9, 1993, are incorporated herein by reference to Exhibit 2 Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), as
                    electronically filed with the Commission on August 29, 1996.

               (c)  Instruments Defining the Rights of Security Holders.

               (1) Form of Specimen Share Certificate of The Brinson Funds is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement (Nos. 33-47287, and 811-6637) as filed on July 21, 1994 and is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

                    The rights of security holders of the Trust are further defined in the following sections of the Trust's By-Laws and
                    Declaration:

                         a.   By-Laws.
                              See Article II - "Voting", Section 7 and Section
                              10.

                         b.   Declaration.
                              See Article III - "Shares", Section 1, Section 2 and Section 6.

               (d)  Investment Advisory Contracts.

               (1) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global Fund (f/k/a Brinson Global Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (2) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global Bond Fund (f/k/a Brinson Global Bond Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (3) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global (ex-U.S.) Equity Fund (f/k/a Non-U.S. Equity Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (4) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the Global Equity Fund (f/k/a Brinson Global Equity Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (5) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Equity Fund (f/k/a Brinson U.S. Equity Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (6) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Balanced Fund (f/k/a Brinson U.S. Balanced Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (7) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Bond Fund (f/k/a Brinson U.S. Bond Fund) series, and Secretary's Certificate relating thereto, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (8) Investment Advisory Agreement dated November 24, 1997 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Large Capitalization Equity Fund series is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

               (9) Form of Investment Advisory Agreement dated December , 1998 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Large Capitalization Growth Fund series is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

               (10) Form of Investment Advisory Agreement dated December , 1998 between Brinson Partners, Inc. and the Registrant on behalf of the U.S. Small Capitalization Fund series is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on September 18, 1998.

               (11) Form of Investment Advisory Agreement dated December , 1998 between Brinson Partners, Inc. and the Registrant on behalf of the High Yield Bond Fund series is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

               (12) Form of Investment Advisory Agreement dated December  , 1998 between Brinson Partners, Inc. and the Registrant on behalf of the Emerging Markets Equity Fund series is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on September 18, 1998.

               (13) Form of Investment Advisory Agreement dated December  , 1998 between Brinson Partners, Inc. and the Registrant on behalf of the Emerging Markets Debt Fund series is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on September 18, 1998.

          (e)  Underwriting Contracts

               Distribution Agreement dated February 24, 1997, as amended through August 24, 1998, between Funds Distributor, Inc. and the Registrant on behalf of each series is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          (f)  Bonus or Profit Sharing Contracts.
               Not applicable.

          (g)  Custodian Agreements.

               Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended through January 23, 1998, between Morgan Stanley Trust Company and the Registrant on behalf of each series of the Registrant which is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998, and forms of amendments to Schedule B1 and Schedule F are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

           (h) Other Material Contracts.
               Not applicable.

          (i) Legal Opinion

               (1) Legal opinion of Stradley, Ronon, Stevens & Young LLP, counsel to the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

          (j) Other Opinions and Consents.

               (1) Consent of Ernst & Young LLP, independent auditors to the Registrant is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

               (2) Consents of PricewaterhouseCoopers LLP independent auditors to the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

          (k)  Omitted Financial Statements.
               Not applicable.

          (l)  Initial Capital Agreements.

               Letter of Understanding dated July 1, 1992, relating to initial capital is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          (m)  Rule 12b-1 Plan.

                (1) Amended Distribution Plan dated February 21, 1995, as
                    amended through August 24, 1998, relating to the UBS Investment Fund class of shares (f/k/a the SwissKey Fund Class) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-
                    6637) as filed electronically on September 15, 1998 and form of amendment to Schedule A is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

               (2) Distribution Plan dated June 30, 1997, as amended through August 24, 1998, relating to the Brinson Fund-Class N shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998 and amendment to Schedule A is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

               (3) Selected Dealer and Selling Agreement as last approved on August 24, 1998 for the UBS Investment Fund class of shares (f/k/a SwissKey Fund Class) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998 and amendment to Exhibits A and B are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

               (4) The Selected Dealer and Selling Agreements as approved November 24, 1997 on behalf of each Series of The Brinson Funds are incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          (n)  Financial Data Schedule.

               (1) Financial Data Schedules dated June 30, 1998, relating to The Brinson Fund-Class I Shares, Brinson Fund-Class N Shares and SwissKey Fund Class Shares are filed electronically herewith as EX-99.27.

               (2) Financial Data Schedules dated December 31, 1997 and June 30, 1998 relating to the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Fund are filed electronically herewith as EX-99.27.

          (o)  Rule 18f-3 Plan.

               Revised Multiple Class Plan dated May 19, 1997, as amended through August 24, 1998, pursuant to Rule 18f-3 on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998 and amendment to Appendix A is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 18, 1998.

          (p)  Power of Attorney.

          (1) Power-of-Attorney appointing Karl Hartmann, Lloyd Lipsett, Kathleen O'Neill, Eddie Wang and Paul Roselli as attorneys-in-fact and agents is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          (2) Certificate of Secretary and resolution relating to the appointment of power of attorney is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          --------------------------------------------------------------

          None.
          -----


ITEM 25.  INDEMNIFICATION.
          ----------------

          Indemnification of the Registrant's Trustees is provided for in
          Article VII, Sections 2 and 3 of the Registrant's Agreement and Declaration of Trust dated August 9, 1993, as amended through August 24, 1998, as follows:

          Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

          Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

          Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

          Indemnification of Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided until May 9, 1997 under the following documents:

               (a) Section 12 of Accounting Services Agreement, between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(c) as filed electronically on February 15, 1996.

               (b) Section 8 of Administration Agreement between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(b) as filed electronically on February 15, 1996.

               (c) Section 14 of Custodian Agreement between the Registrant and Bankers Trust Company, incorporated herein by reference to Post Effective No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

               (d) Section 19 of Shareholder Services Agreement between Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(a) as filed electronically on February 15, 1996.

               (e) Section 8 of the Underwriting Agreement between Registrant and Fund/Plan Broker Services, Inc. are incorporated herein by reference to Post Effective No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit No. (6) as filed electronically on February 15, 1996.

          Effective May 10, 1997, indemnification of Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

               (a)  Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6,
                    III.1., III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended through January 23, 1998, between Morgan Stanley Trust Company and the Registrant on behalf of each of the series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

          Effective February 24, 1997, indemnification of Registrant's distributor against certain stated liabilities is provided for in the following document:

               (b) Section 1.10 of the Distribution Agreement between Funds Distributor, Inc. and the Registrant on behalf of each series of the Registrant dated February 24, 1997, as amended through August 24, 1998, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on September 15, 1998.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISOR.
          ------------------------------------------

          Brinson Partners, Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of March 31, 1998 had approximately $158 billion in assets under management. It presently acts as investment advisor to nine other investment companies, Brinson Relationship Funds, which includes seventeen investment portfolios (series);

          Enterprise Accumulation Trust - International Growth Portfolio; Enterprise Group of Funds, Inc. - International Growth Portfolio; Fort Dearborn Income Securities, Inc.; The Hirtle Callaghan International Trust - International Equity Portfolio; John Hancock Variable Annuity Series Trust I - International Balanced Fund; Managed Accounts Services Portfolio Trust - Pace Large Company Value Equity Investments; AON Funds - International Equity Fund and The Republic Funds - Republic Equity Fund.


          For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-34910) filed by it under the Investment Advisers Act of 1940, as amended.

ITEM 27.  PRINCIPAL UNDERWRITER.
          ----------------------

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.


American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Merrimac Series
Monetta Funds, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Groups of Funds
SG Cowen Funds, Inc.
SG Cowen Income +  Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.



      Director, President and           -Marie E. Connolly
        Chief Executive Officer
      Executive Vice President          -George A. Rio
      Executive Vice President          -Donald R. Roberson
      Executive Vice President          -William S. Nichols
      Senior Vice President,            -Margaret W. Chambers
        General Counsel, Chief
        Compliance Officer,
        Secretary and Clerk
      Senior Vice President             -Michael S. Petrucelli
      Director, Senior Vice             -Joseph F. Tower, III
        President, Treasurer
        and Chief Financial
        Officer
      Senior Vice President             -Paula R. David
      Senior Vice President             -Allen B. Closser
      Senior Vice President             -Bernard A. Whalen
      Chairman and Director             -William J. Nutt

          (c) Inapplicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          ---------------------------------

          All records described in Section 31(a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Registrant's investment advisor, Brinson Partners, Inc., 209 South LaSalle Street, Chicago, IL 60604-1295, except for those maintained by the Fund's Custodian, Morgan Stanley Trust Company ("MSTC"), One Pierrepont Plaza, Brooklyn, New York 11201.

          MSTC provides general administrative, accounting, portfolio valuation, transfer agency and custodian services to the Registrant, including the coordination and monitoring of any third party service providers and maintains all such records relating to these services.

ITEM 29.  MANAGEMENT SERVICES.
          --------------------

          There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.
          -------------

          (a)     Inapplicable.

          (b)(1) The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


          (c) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 23/24 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 1st day of December, 1998.

                       THE BRINSON FUNDS

                       By: E. Thomas McFarlan*
                           President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


E. THOMAS MCFARLAN*
E. Thomas McFarlan       December 1, 1998
President

WALTER E. AUCH*
Walter E. Auch           December 1, 1998
Trustee

EDWARD M. ROOB*
Edward M. Roob           December 1, 1998
Trustee

FRANK K. REILLY*
Frank K. Reilly          December 1, 1998
Trustee

CAROLYN M. BURKE*
Carolyn M. Burke         December 1, 1998
Treasurer, Principal
Accounting Officer


--------------------------
*By:  /s/ Lloyd Lipsett
      --------------------
      as Attorney-in-Fact and Agent pursuant to Power of Attorney